Construction contract revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Construction Contract Revenues [Line Items]
Construction contract revenue	$ 0	$ 0	$ 51,868
Construction contract expenses	(315)	0	(38,570)
Recognized contract margin (loss)	$ (315)	$ 0	$ 13,298